Statement of Appropriation of Retained Earnings	12 Months Ended
Dec. 31, 2019
Statement of Appropriation of Retained Earnings [Abstract]
Statement of Appropriation of Retained Earnings
32.	Statement of Disposition of Deficit

For the year ended December 31, 2018, KEPCO’s retained earnings were appropriated on March 22, 2019. For the year ended December 31, 2019, KEPCO’s deficits were appropriated on March 27, 2020. Statements of disposition of deficit and appropriation of retained earnings of KEPCO, the controlling company, for the years ended December 31, 2018 and 2019, respectively, are as follows:

		2018	2019
		In millions of won except for dividends per share
I. Retained earnings before appropriations (undisposed deficit)
Unappropriated retained earnings carried over from prior years	￦	—	—
Effect of change in accounting policy		39,813	—
Net income (loss)		(1,095,213)	(2,594,957)
Remeasurements of the defined benefit plan		(65,442)	(11,402)

		(1,120,842)	(2,606,359)

II. Transfer from voluntary reserves		1,120,842	2,606,359

III. Subtotal (I+II)		—	—

IV. Appropriations of retained earnings		—	—
V. Unappropriated retained earnings to be carried over forward to subsequent year		—	—